SCHEDULE OF INTANGIBLE ASSET (Details) - USD ($)	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Software	$ 7,896	$ 7,809	$ 7,711
Less: Accumulated amortization	(5,956)	(5,240)	(3,246)
Intangible asset, net	$ 1,940	$ 2,569	$ 4,465